Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cash flows from operating activities:
Loss for the year	$ (5,569)	$ (12,913)	[1]	$ (12,125)
Adjustments:
Depreciation	7	4		2
Finance expenses (income), net	(2,257)	947		4,942
Share-based payments	773	2,308		400
Expenses (income) in regards with settlement with a minority shareholder of a subsidiary (see Note 5B)	(894)	1,000
Expenses in regard to a strategic cooperation agreement				250
Total adjustments	(7,940)	(8,654)		(6,531)
Changes in assets and liabilities:
Changes in other receivables	(1,111)	(273)
Changes in accounts payable	393	(491)		(138)
Changes in other payables	241	650	[1]	357
Changes in post-employment benefit liabilities	(63)	141		50
Changes in assets and liabilities, total	(540)	27		269
Net cash used in operating activities	(8,480)	(8,627)		(6,262)
Cash flows from investing activities:
Acquisition of a subsidiary (see Note 5)		(1,732)
Decrease (increase) in short term deposits	1,967	4,411		(7,899)
Interest received	93	106		138
Acquisition of fixed assets	(16)	(13)		(10)
Net cash provided by (used in) investing activities	2,044	2,772		(7,771)
Cash flows from financing activities:
Repayment of loans from related parties		(130)
Short-term credit from bank		(16)
Proceeds from issuance of ADSs	4,683	2,419		6,287
Share and ADS issuance expenses paid	(407)	(245)		(1,065)
Proceeds from issuance of warrants	3,467	1,107		5,713
Warrants issuance expenses paid	(301)	(114)		(968)
Receipts from warrant exercise	515			325
Interest paid	(169)	(26)		(6)
Net cash provided by financing activities:	7,788	2,995		10,286
Net increase (decrease) in cash and cash equivalents	1,352	(2,860)		(3,747)
Cash and cash equivalents at the beginning of the year	3,947	6,758		10,558
Effect of translation adjustments on cash	(136)	49		(53)
Cash and cash equivalents at end of the year	$ 5,163	$ 3,947		$ 6,758

[1]	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).